Goodwill and other intangible assets (FY)- Summary of Change in Net Carrying Value of Goodwill by Business Segment (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Beginning balance	$ 29,277.8	$ 29,277.3	$ 29,280.9
Foreign currency translation	1.6	0.5	(3.6)
Ending balance	29,424.8	29,277.8	29,277.3
PBM
Goodwill [Roll Forward]
Beginning balance	29,180.4	29,179.9	29,183.5
Foreign currency translation	1.6	0.5	(3.6)
Ending balance	29,327.4	29,180.4	29,179.9
Other Business Operations
Goodwill [Roll Forward]
Beginning balance	97.4	97.4	97.4
Foreign currency translation	0.0	0.0	0.0
Ending balance	$ 97.4	$ 97.4	$ 97.4